Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Disclosure of Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis. Transfers between levels of the fair value are recognized at the date of the event or change in circumstances that caused the transfer:

	Yen in millions
	March 31, 2021
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	22,926	28,269	8,406	59,600
Stocks	—	—	317,101	317,101
Derivative financial instruments	—	282,364	—	282,364
Other	366,570	123,255	—	489,824

Total	389,495	433,887	325,506	1,148,889

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	3,075,042	2,981,239	19,218	6,075,498
Stocks	2,623,964	—	321,816	2,945,780
Other	7,986	—	—	7,986

Total	5,706,991	2,981,239	341,034	9,029,264

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Derivative financial instruments	—	(425,980)	—	(425,980)

Total	—	(425,980)	—	(425,980)

	Yen in millions
	March 31, 2022
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	61,376	96,136	1,674	159,186
Stocks	—	—	149,890	149,890
Derivative financial instruments	—	419,173	—	419,173
Other	307,446	158,355	—	465,801

Total	368,822	673,665	151,563	1,194,051

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	3,542,949	2,739,591	20,178	6,302,719
Stocks	3,162,805	—	169,404	3,332,209
Other	9,505	139	—	9,644

Total	6,715,259	2,739,730	189,583	9,644,571

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Derivative financial instruments	—	(497,198)	—	(497,198)

Total	—	(497,198)	—	(497,198)

Disclosure of Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended March 31, 2021 and 2022:

	Yen in millions
	For the year ended March 31, 2021
	Public and corporate bonds	Stocks	Derivative financial instruments	Total
Balance at beginning of year	32,931	370,452	—	403,383
Total gains (losses)
Net income (loss)	980	162,055	—	163,035
Other comprehensive income (loss)	—	72,014	—	72,014
Purchases and issuances	316	58,578	—	58,894
Sales and settlements	(5,223)	(497)	—	(5,720)
Transfer from Level 3	(2,760)	—	—	(2,760)
Others	1,380	(23,686)	—	(22,306)

Balance at end of year	27,623	638,917	—	666,540

Unrealized gains or losses included in profit or loss on assets held at March 31	983	162,055	—	163,038

Total	983	162,055	—	163,038

	Yen in millions
	For the year ended March 31, 2022
	Public and corporate bonds	Stocks	Derivative financial instruments	Total
Balance at beginning of year	27,623	638,917	—	666,540
Total gains (losses)
Net income (loss)	(44)	113,053	—	113,009
Other comprehensive income (loss)	—	9,219	—	9,219
Purchases and issuances	968	2,362	—	3,330
Sales and settlements	(4,020)	(18,208)	—	(22,228)
Transfer from Level 3	(7,067)	(512,465)	—	(519,532)
Others	4,392	86,415	—	90,807

Balance at end of year	21,852	319,294	—	341,146

Unrealized gains or losses included in profit or loss on assets held at March 31	(250)	113,053	—	112,803

Total	(250)	113,053	—	112,803

Disclosure of Carrying Amount And Fair Value of Financial Assets And Liabilities
The following table summarizes the carrying amount and the fair value of financial assets and liabilities measured on an amortized cost basis:

	Yen in millions
	March 31, 2021
		Fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Receivables related to financial services	19,205,715	—	—	19,939,810	19,939,810
Interest-bearing liabilities
Long-term debt (Including current portion)	20,718,142	—	17,749,022	3,244,912	20,993,934

	Yen in millions
	March 31, 2022
		Fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Receivables related to financial services	21,764,457	—	—	22,074,593	22,074,593
Interest-bearing liabilities
Long-term debt (Including current portion)	21,970,573	—	17,899,087	3,824,531	21,723,618